Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income tax expense (benefit)

	2012	2011
Current expense (benefit)
Federal	$1,355	$734
State	172	—

	1,527	734
Deferred expense
Federal	(31)	1
State	63	136

	32	137
Change in valuation allowance related to realization of net state deferred tax asset	(63)	(135)

Total	$1,496	$736

The net deferred tax assets

	2012	2011
Deferred tax assets
Deferred officer compensation	$834	$758
Bad debt expense	1,662	1,461
Indiana net operating loss carryforwards	—	38
Tax credit carryforwards	—	509
Write downs of other real estate owned	144	57
Capital loss carryforwards	90	102
Nonaccrual loan interest	345	176
Market value adjustment on acquired assets and liabilities	54	87
Net unrealized losses on interest rate swaps	674	769
Other	100	106

	3,903	4,063
Deferred tax liabilities
Mortgage servicing rights	(133)	(135)
Accretion	(4)	(3)
FHLB stock dividends	(137)	(137)
Deferred loan fees	(83)	(69)
Prepaid expenses	(116)	(111)
Depreciation	(348)	(355)
Net unrealized gains on securities available for sale	(1,892)	(1,815)
Amortization of other intangible assets	(140)	(184)

	(2,853)	(2,809)
Valuation allowance	(356)	(419)

	$694	$835

Income tax expense differed from the amounts computed by applying the U.S. Federal income tax rate

	2012	2011

Expected income tax expense at
Federal tax rate	$1,966	$1,353
State tax expense, net of federal benefit	114
Increase (decrease) resulting from:

Effect of tax exempt income (net)	(626)	(617)

Other, net	42	—

Total income tax expense	$1,496	$736

Effective tax rate	25.87%	18.50%